Securitizations and Variable Interest Entities, Transactions with Consolidated VIEs (Details) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Variable Interest Entity [Line Items]
Assets	[1]	$ 1,881,016	$ 1,948,068
Total loans		955,871	895,394
Long-term debt		(174,870)	(160,689)
Total Commercial [Member]
Variable Interest Entity [Line Items]
Total loans		557,516	513,120
Carrying value [Member]
Variable Interest Entity [Line Items]
Long-term debt		(173,502)	(160,660)
VIEs that we consolidate [Member]
Variable Interest Entity [Line Items]
Assets		7,220	7,529
VIEs that we consolidate [Member] | Other [Member]
Variable Interest Entity [Line Items]
Assets		72	516
VIEs that we consolidate [Member] | Total Commercial [Member] | Commercial and industrial loans and leases [Member]
Variable Interest Entity [Line Items]
Assets		7,148	7,013
VIEs that we consolidate [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Assets		5,100	4,800
Total loans		4,802	4,476
Debt securities		71	71
All other assets		191	234
Long-term debt		0	(149)
All other liabilities		(201)	(259)
VIEs that we consolidate [Member] | Carrying value [Member] | Other [Member]
Variable Interest Entity [Line Items]
Total loans		0	377
Debt securities		71	71
All other assets		1	3
Long-term debt		0	(149)
All other liabilities		(72)	(71)
VIEs that we consolidate [Member] | Carrying value [Member] | Total Commercial [Member] | Commercial and industrial loans and leases [Member]
Variable Interest Entity [Line Items]
Total loans		4,802	4,099
Debt securities		0	0
All other assets		190	231
Long-term debt		0	0
All other liabilities		$ (129)	$ (188)

[1]	Our consolidated assets at December 31, 2022 and 2021, include the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Debt securities, $71 million and $71 million; Loans, $4.8 billion and $4.5 billion; All other assets, $191 million and $234 million; and Total assets, $5.1 billion and $4.8 billion, respectively.